25. EMPLOYEES BENEFITS PLANS (Details 2) - Number	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FAF [Member]
Disclosure of defined benefit plans [line items]
Discount rate	9.22%	9.74%
Inflation rate	4.00%	4.25%
Wage growth rate	4.68%	4.93%
Number of active participants	7,137	7,924
Number of participants in direct proportional benefit	30	10
Number of assisted beneficiary participants	6,498	6,233
FAF [Member] | Schedule of mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	AT-2000	AT-2000
FAF [Member] | Schedule of disabled mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	RRB-1983	RRB-1983
Plans I and II [Member]
Disclosure of defined benefit plans [line items]
Discount rate	9.19%	9.72%
Inflation rate	4.00%	4.25%
Wage growth rate
Number of active participants
Number of participants in direct proportional benefit
Number of assisted beneficiary participants	51	51
Plans I and II [Member] | Schedule of mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	AT-2000	AT-2000
Plans I and II [Member] | Schedule of disabled mortality [Member]
Disclosure of defined benefit plans [line items]
Schedule of mortality & disabled mortality	RRB-1983	RRB-1983